Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Estimated Service Lives for Property Plant and Equipment

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives
Buildings	5 to 20 years
Machinery & Equipment	2 to 20 years
Land Improvements	5 to 60 years

Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets

The components of the changes in accumulated other comprehensive loss and related cumulative noncurrent deferred tax assets are as follows:

	Pension and Postretirement Benefit Plans	Foreign Currency	Unamortized Value of Terminated Forward Starting Interest Rate Swap	Total
years ended December 31 (add 000)	2018
Accumulated other comprehensive loss at beginning of period	$(128,802)	$(22)	$(280)	$(129,104)
Other comprehensive loss before reclassifications, net of tax	(22,890)	(2,052)	—	(24,942)
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,187	—	280	10,467
Other comprehensive (loss) earnings, net of tax	(12,703)	(2,052)	280	(14,475)
Accumulated other comprehensive loss at end of period	$(141,505)	$(2,074)	$—	$(143,579)

Cumulative noncurrent deferred tax assets at end of period	$84,207	$—	$—	$84,207

	2017
Accumulated other comprehensive loss at beginning of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)
Other comprehensive (loss) earnings before reclassifications, net of tax	(8,062)	1,140	—	(6,922)
Amounts reclassified from accumulated other comprehensive loss, net of tax	7,633	—	872	8,505
Other comprehensive (loss) earnings, net of tax	(429)	1,140	872	1,583
Accumulated other comprehensive loss at end of period	$(128,802)	$(22)	$(280)	$(129,104)

Cumulative noncurrent deferred tax assets at end of period	$79,938	$—	$178	$80,116

	2016
Accumulated other comprehensive loss at beginning of period	$(103,380)	$(264)	$(1,978)	$(105,622)
Other comprehensive loss before reclassifications, net of tax	(31,678)	(898)	—	(32,576)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,685	—	826	7,511
Other comprehensive (loss) earnings, net of tax	(24,993)	(898)	826	(25,065)
Accumulated other comprehensive loss at end of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)

Cumulative noncurrent deferred tax assets at end of period	$82,044	$—	$749	$82,793

Reclassification Out of Accumulated Other Comprehensive Loss

Reclassifications out of accumulated other comprehensive loss are as follows:

years ended December 31 (add 000)	2018	2017	2016	Affected line items in the consolidated statements of earnings
Pension and postretirement benefit plans
Special plan termination benefits	$-	$-	$764
Settlement charge	2,936	21	115
Amortization of:
Prior service credit	(1,971)	(1,430)	(1,609)
Actuarial loss	12,619	13,774	11,575
	13,584	12,365	10,845	Other nonoperating income, net
Tax effect	(3,397)	(4,732)	(4,160)	Income tax expense (benefit)
Total	$10,187	$7,633	$6,685
Unamortized value of terminated forward starting interest rate swap
Additional interest expense	$458	$1,443	$1,367	Interest expense
Tax effect	(178)	(571)	(541)	Income tax expense (benefit)
Total	$280	$872	$826

Basic and Diluted Earnings Per Common Share

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31

(add 000)	2018	2017	2016
Net earnings attributable to Martin Marietta	$469,998	$713,342	$425,386
Less: Distributed and undistributed earnings attributable to unvested participating securities	806	2,029	1,775
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$469,192	$711,313	$423,611

Basic weighted-average common shares outstanding	62,895	62,932	63,610
Effect of dilutive employee and director awards	252	285	251
Diluted weighted-average common shares outstanding	63,147	63,217	63,861